INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Line Items]
Current income taxes benefit (provision)	$ 11,978	$ (233,884)	$ (524,977)
Deferred income taxes benefit (provision)	0	(123,842)	2,698
Total benefit (provision) for income taxes	$ 11,978	$ (357,726)	$ (522,279)